Financial Instruments	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Financial Instruments

32.	FINANCIAL INSTRUMENTS
Fair value of financial instruments

The fair value of cash, restricted cash, accounts receivable, margin payments, bank indebtedness and accounts payable and accrued liabilities approximates their carrying value due to the short-term nature of these instruments. The fair value of the Revolving Credit Facility, disclosed in Note 16 approximates the respective carrying value due to variable interest rates.
The fair value of natural gas and steel commodity swaps are classified as Level 2 and is calculated using the mark-to-market
forward prices of NYMEX natural gas and hot rolled coil steel based on the applicable settlement dates of the outstanding swap contracts.

A $0.01 decrease (or increase) in the US dollar relative to the Canadian dollar for the year ended March 31, 2022 would have decreased (or increased) income (loss) from operations by
$1.9 million (March 31, 2021
 - $
0.1 million).
Interest rate risk
Interest rate risk is the risk that the value of the Company’s assets and liabilities will be affected by a change in interest rates. The Company’s interest rate risk mainly arises from the interest rate impact on its banking facilities and debt. The Company may manage interest rate risk through the periodic use of interest rate swaps.
For the years ended March 31, 2022 and March 31, 2021, a one percent increase (or decrease) in interest rates would have decreased (or increased)
net income (loss) by approximately nil and
 $6.4 million, respectively.
The Company is exposed to interest rate benchmark, LIBOR, which is subject to interest rate benchmark reform. The exposure arises on financial liabilities bearing interest at LIBOR plus basis points including the Company’s Revolving Credit Facility, Secured Term Loan Facility and Algoma Docks Term Loan Facility, as disclosed in Notes 16 and 19. The Company paid the Secured Term Loan and Algoma Docks Term Loan Facilities in full in November 2021. The Company is closely monitoring the market and the output from the various industry working groups managing the transition to new benchmark interest rates including announcements made by Interbank Offered Rate (IBOR).
The referenced benchmark rates applicable to the Company are expected to be published until at least June of 2023 and prior to their expiry Algoma will work with the administrative agent of its various LIBOR exposed credit agreements to replace LIBOR with a fallback reference rate at similar commercial terms to today’s rates.
Commodity price risk
The Company is subject to price risk from fluctuations in the market prices of commodities, including natural gas, iron ore and coal. The Company enters into supply agreements for certain of these commodities as disclosed in Note 27. To manage risks associated with future variability in cash flows attributable to certain commodity purchases, the Company may use derivative instruments with maturities of 12 months or less as disclosed in Note 21 to hedge the commodity price risk associated with the cost of natural gas and the revenue on the sale of steel.
At March 31, 2022, the Company had commodity-based swap contracts with an aggregate notional quantity of 90,000 net tons (March 31, 2021

- 117,000 net tons) outstanding, and a 10% increase in the price of hot-rolled
coil (U.S. Midwest Domestic
Hot-Rolled
Coil Steel (CRU) Index), assuming foreign exchange remains unchanged, would result in approximately $15.6 million (March 31, 2021

- $
16.8 million) decrease in
the
Company’s profit
or loss.
The fair value of the warrant liability, earnout liability and the share-based payment compensation liability are classified as Level 1 and is calculated using the quoted market price of the Company’s common shares at the end of each reporting period.

The Company’s financial assets and financial liabilities are classified and measured as follows:

As at,		March 31, 2022		March 31, 2021
	Category	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash (1)	Financial assets at amortized cost	$915.3	$915.3	$21.2	$21.2
Restricted cash (1)	Financial assets at amortized cost	$3.9	$3.9	$3.9	$3.9
Accounts receivable (2)	Financial assets at amortized cost	$402.3	$402.3	$274.6	$274.6
Margin payments (1)	Financial assets at amortized cost	$29.5	$29.5	$49.4	$49.4
Related party receivable (1)	Financial assets at amortized cost	$—	$—	2.2	2.2
Financial liabilities
Bank indebtedness (1)	Financial liabilities at amortized cost	$0.1	$0.1	$90.1	$90.1
Accounts payable and accrued liabilities (1)	Financial liabilities at amortized cost	$261.9	$261.9	$153.8	$153.8
Current portion of governmental loans (1)	Financial liabilities at amortized cost	$10.0	$10.0	$—	$—
Long-term debt (1)	Financial liabilities at amortized cost	$—	$—	$439.3	$439.3
Long-term governmental loans (1)	Financial liabilities at amortized cost	$95.2	$95.2	$86.4	$86.4
Derivative instruments (3)	Financial instruments at FVTOCI(L)	$28.8	$28.8	$49.4	$49.4
Warrant liability (4)	Financial instruments at FVTP(L)	$99.4	$99.4	$—	$—
Earnout liability (4)	Financial instruments at FVTP(L)	$22.7	$22.7	$—	$—

1
  -
Initial measurement at fair value and subsequent remeasurement at amortized cost.
2
  -
Initial measurement at transaction price and subsequent remeasurement at amortized cost.
3
  -
Level 2; Initial measurement at fair value and subsequent remeasurement at FVTOCI(L)
4
  - Level 1; Initial measurement at fair value and subsequent remeasurement at FVTP(L)

Financial risk management
The Company’s activities expose it to a variety of financial risks including credit risk, liquidity risk, interest rate risk and market risk. The Company may use derivative financial instruments to hedge certain of these risk exposures. The use of derivatives is based on established practices and parameters, which are subject to the oversight of the Board of Directors. The Company does not utilize derivative financial instruments for trading or speculative purposes.
Credit risk
Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises primarily from the Company’s receivables from customers. The Company has an established credit policy under which each new customer is analyzed individually for creditworthiness before the Company’s standard payment and delivery terms and conditions are offered. The Company’s review includes a review of the potential customer’s financial information, external credit ratings and bank and supplier references. Credit limits are established for each new customer and customers that fail to meet the Company’s credit requirements may transact with the Company only on a prepayment basis.
The maximum credit exposure at March 31, 2022 is the carrying amount of accounts receivable of $402.3 million (March 31, 2021

- $
274.6 million).
At March 31, 2022 and March 31, 2021, there was no customer account greater than
10% of the carrying amount of accounts receivable. As at March 31, 2022, $2.1 million, or 0.5% (March 31, 2021

- $
2.3 million, or 0.9%), of accounts receivable were more than 90 days old.
The Company establishes an allowance for doubtful accounts that represents its estimate of losses in respect of accounts receivable. The main components of this allowance are a specific provision that relates to individual exposures and a provision for expected losses that have been incurred but not yet identified. The allowance for doubtful accounts at March 31, 2022 was $2.4 million (March 31, 2021

- $
1.8 million), as disclosed in Note 13.
The Company may be exposed to certain losses in the event of non-performance
by counterparties to derivative financial instruments such as commodity price contracts and foreign exchange contracts. The Company mitigates this risk by entering into transactions with highly rated major financial institutions.
Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company manages liquidity risk by maintaining adequate cash balances. The Company continuously monitors and reviews actual and forecasted cash flows to ensure adequate liquidity and anticipate liquidity requirements. The Company’s objectives and processes for capital management, including the management of long-term debt, are described in Note 6.
The following table discloses the Company’s contractually agreed (undiscounted) cash flows payable under financial liabilities, as at March 31, 2022:

	Carrying Amount	Contractual Cash Flows	Year 1	Year 2	Years 3 to 5	Greater than 5 Years
Revolving Credit Facility	$0.1	$(0.1)	$(0.1)	$—	$—	$—
Accounts payable and accrued liabilities	261.9	(261.9)	(261.9)	—	—	—
Taxes payable	64.3	(64.3)	(64.3)	—	—	—
Governmental Loans	95.2	(136.5)	(9.9)	(9.9)	(71.5)	(45.2)
Interest on Provincial MENDM Loan	2.3	(2.3)	(2.3)	—	—	—
Derivative financial instruments	28.8	(28.8)	(28.8)	—	—	—

	$452.6	$(493.9)	$(367.3)	$(9.9)	$(71.5)	$(45.2)

The following table discloses the Company’s contractually agreed (undiscounted) cash flows payable under financial liabilities as at March 31, 2021:

	Carrying Amount	Contractual Cash Flows	Year 1	Year 2	Years 3 to 5	Greater than 5 Years
Revolving Credit Facility	$90.1	$(90.1)	$(90.1)	$—	$—	$—
Accounts payable and accrued liabilities	144.3	(144.3)	(144.3)	—	—	—
Taxes payable	27.2	(27.2)	(27.2)	—	—	—
Secured Term Loan Facility	381.9	(381.9)	(3.6)	(3.6)	(374.7)	—
Interest on Secured Term Loan	9.1	(176.4)	(38.5)	(38.1)	(99.8)	—
Algoma Docks Term Loan	76.0	(76.0)	(11.1)	(13.2)	(51.7)	—
Interest on Algoma Docks Term Loan	0.4	(10.8)	(3.5)	(3.1)	(4.2)	—
Governmental Loans	86.4	(135.1)	—	(10.0)	(55.0)	(70.1)
Interest on Provincial MENDM Loan	1.4	—	—	—	—	—
Available for use asset costs	49.4	(49.4)	(49.4)	—	—	—

	$866.2	$(1,091.2)	$(367.7)	$(68.0)	$(585.4)	$(70.1)

Market risk
Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and commodity prices, will affect the Company’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return on risk. As disclosed in Note 21, during the year ended March 31, 2022, the Company was a party to agreements to hedge the commodity price risk associated with the cost of natural gas and the revenue on the sale of steel. These activities are carried out under the oversight of the Company’s Board of Directors.
Currency risk
The Company is exposed to currency risk on purchases, labour costs and pension and other post retirement employment benefits liabilities that are denominated in Canadian dollars. The prices for steel products sold in

Canada are derived mainly from price levels in the US market in US dollars converted into Canadian dollars at the prevailing exchange rates. As a result, a stronger US dollar relative to the Canadian dollar increases the Company’s Canadian dollar selling prices for sales within Canada.

The Company’s Canadian dollar denominated financial instruments as at March 31, 2022, and March 31, 2021, were as follows:

As at,	March 31, 2022	March 31, 2021
Cash	$25.0	$5.6
Restricted cash	3.9	3.9
Accounts receivable	164.1	111.2
Bank indebtedness	(0.1)	(42.1)
Accounts payable and accrued liabilities	(204.5)	(131.6)
Long-term governmental loans	(3.1)	(87.8)

Net Canadian dollar denominated financial instruments	$(14.7)	$(140.8)